CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Initial balance restated	Parent’s ownership interest	Parent’s ownership interest Initial balance restated	Share capital	Share capital Initial balance restated	Other equity	Treasury shares	Treasury shares Initial balance restated	Total other reserve	Total other reserve Initial balance restated	Currency translation reserve	Currency translation reserve Initial balance restated	Cash flow hedging reserve	Cash flow hedging reserve Increase (decrease) by application of new accounting standards	Cash flow hedging reserve Initial balance restated	Gains (Losses) from changes in the time value of the options	Gains (Losses) from changes in the time value of the options Increase (decrease) by application of new accounting standards	Gains (Losses) from changes in the time value of the options Initial balance restated	Actuarial gains or losses on defined benefit plans reserve	Actuarial gains or losses on defined benefit plans reserve Initial balance restated	Shares based payments reserve	Shares based payments reserve Initial balance restated	Other sundry reserve	Other sundry reserve Initial balance restated	Retained earnings/(losses)	Retained earnings/(losses) Initial balance restated	Non- controlling interest	Non- controlling interest Initial balance restated
Opening balance at Dec. 31, 2020	$ (2,442,385,000)	$ (2,442,385,000)	$ (2,435,713,000)	$ (2,435,713,000)	$ 3,146,265,000	$ 3,146,265,000		$ (178,000)	$ (178,000)	$ (1,388,185,000)	$ (1,388,185,000)	$ (3,790,513,000)	$ (3,790,513,000)	$ (60,941,000)	$ 380,000	$ (60,561,000)	$ 0	$ (380,000)	$ (380,000)	$ (25,985,000)	$ (25,985,000)	$ 37,235,000	$ 37,235,000	$ 2,452,019,000	$ 2,452,019,000	$ (4,193,615,000)	$ (4,193,615,000)	$ (6,672,000)	$ (6,672,000)
Changes in equity [abstract]
Net income/(loss) for the period	(4,653,142,000)		(4,647,491,000)																							(4,647,491,000)		(5,651,000)
Other comprehensive income	32,231,000		30,577,000							30,577,000		18,354,000		22,171,000			(17,183,000)			7,235,000								1,654,000
Total comprehensive income (loss)	(4,620,911,000)		(4,616,914,000)							30,577,000		18,354,000		22,171,000			(17,183,000)			7,235,000						(4,647,491,000)		(3,997,000)
Dividends																										0
Increase (decrease) through transfers and other changes, equity	(3,608,000)		(3,921,000)							(3,921,000)														(3,921,000)		0		313,000
Total transactions with shareholders	(3,608,000)		(3,921,000)							(3,921,000)														(3,921,000)				313,000
Closing balance at Dec. 31, 2021	(7,066,904,000)		(7,056,548,000)		3,146,265,000			(178,000)		(1,361,529,000)		(3,772,159,000)		(38,390,000)			(17,563,000)			(18,750,000)		37,235,000		2,448,098,000		(8,841,106,000)		(10,356,000)
Changes in equity [abstract]
Net income/(loss) for the period	1,337,137,000		1,339,210,000																							1,339,210,000		(2,073,000)
Other comprehensive income	28,942,000		28,105,000							28,105,000		(33,401,000)		74,932,000			(4,059,000)			(9,367,000)								837,000
Total comprehensive income (loss)	1,366,079,000		1,367,315,000							28,105,000		(33,401,000)		74,932,000			(4,059,000)			(9,367,000)						1,339,210,000		(1,236,000)
Equity issue	800,000,000
Dividends	0																									0
Increase for other contributions from the owners	4,909,480,000		4,909,480,000				$ 9,250,229,000			(4,340,749,000)														(4,340,749,000)
Increase (decrease) through transfers and other changes, equity	22,066,000		22,031,000		9,352,221,000		(9,250,190,000)			(80,000,000)														(80,000,000)		0		35,000
Total transactions with shareholders	5,731,546,000		5,731,511,000		10,152,221,000		39,000			(4,420,749,000)														(4,420,749,000)				35,000
Closing balance at Dec. 31, 2022	30,721,000		42,278,000		13,298,486,000		39,000	(178,000)		(5,754,173,000)		(3,805,560,000)		36,542,000			(21,622,000)			(28,117,000)		37,235,000		(1,972,651,000)		(7,501,896,000)		(11,557,000)
Changes in equity [abstract]
Net income/(loss) for the period	581,550,000		581,831,000																							581,831,000		(281,000)
Other comprehensive income	(53,521,000)		(66,144,000)							(66,144,000)		(25,051,000)		(75,220,000)			54,569,000			(20,442,000)								12,623,000
Total comprehensive income (loss)	528,029,000		515,687,000							(66,144,000)		(25,051,000)		(75,220,000)			54,569,000			(20,442,000)						581,831,000		12,342,000
Dividends	174,549,000		174,549,000																							174,549,000
Increase for other contributions from the owners	3,000,000		3,000,000				17,401,000			(14,401,000)														(14,401,000)
Increase (decrease) through transfers and other changes, equity	51,074,000		63,886,000		(8,294,952,000)		(17,401,000)	178,000		817,036,000														817,036,000		7,559,025,000		(12,812,000)
Total transactions with shareholders	(120,475,000)		(107,663,000)		(8,294,952,000)		0	178,000		802,635,000														802,635,000		7,384,476,000		(12,812,000)
Closing balance at Dec. 31, 2023	$ 438,275,000		$ 450,302,000		$ 5,003,534,000		$ 39,000	$ 0		$ (5,017,682,000)		$ (3,830,611,000)		$ (38,678,000)			$ 32,947,000			$ (48,559,000)		$ 37,235,000		$ (1,170,016,000)		$ 464,411,000		$ (12,027,000)